Assets Held for Sale - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 31, 2013 Rigs	Jun. 30, 2013 Rigs	Dec. 31, 2013 Rigs
Property Plant And Equipment [Abstract]
Number of Land Rigs classification assets held for sale	2		5
Number of Rigs Reclassified from Held-for-sale to Assets Held for Use and Inventory	2	3
Depreciation expense on reclassified assets		$ 0.7
Impairment of property, plant and equipment	$ 1.9